Financial Risk Management (Details) - Schedule of Contractual Undiscounted Cash Outflows of Non-Derivative Financial Liabilities - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Non-derivative financial liabilities
Account and other payables	$ 11,508,989	$ 1,325,914
Lease liabilities	40,245	133,279
Total of non-derivative financial liabilities	11,549,234	1,459,193
Within1 Year [Member]
Non-derivative financial liabilities
Account and other payables	11,508,989	1,325,914
Lease liabilities	40,245	93,116
Total of non-derivative financial liabilities	11,549,234	1,419,080
Over 1 year [Member]
Non-derivative financial liabilities
Account and other payables
Lease liabilities		40,113
Total of non-derivative financial liabilities		$ 40,113